PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

8.	PROPERTY, PLANT AND EQUIPMENT

During the six months ended 30 June 2024, the Group acquired assets at a cost of CNY4 (US$1) (six months ended 30 June 2023: CNY6).

None of assets were disposed by the Group during the six months ended 30 June 2024 and 30 June 2023.

No impairment loss was recognized for the six months ended 30 June 2024 and 2023.

9.	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Machinery and equipment	Motor vehicle	Office and other equipment	Total
	CNY	CNY	CNY	CNY	CNY
Cost
As of January 1, 2022	46	1,177	2,486	728	4,437
Additions	—	8	—	9	17
Disposal	—	—	(16)	(93)	(109)
As of December 31, 2022	46	1,185	2,470	644	4,345

Accumulated depreciation
As of January 1, 2022	(12)	(1,122)	(2,014)	(574)	(3,722)
Depreciation charge	(3)	(22)	(259)	(20)	(304)
Disposal	—	—	15	90	105
	(15)	(1,144)	(2,258)	(504)	(3,921)
Net book value
As of January 1, 2022	34	55	472	154	715
As of December 31, 2022	31	41	212	140	424

Cost
As of January 1, 2023	46	1,185	2,470	644	4,345
Additions	—	11	—	—	11
Disposal of PSTT	—	(100)	(1,869)	(738)	(2,707)
As of December 31, 2023	46	1,096	601	(94)	1,649

Accumulated depreciation
As of January 1, 2023	(15)	(1,144)	(2,258)	(504)	(3,921)
Depreciation charge	(3)	(30)	(60)	(7)	(100)
Disposal of PSTT	—	91	1,735	599	2,425
	(18)	(1,083)	(583)	88	(1,596)
Net book value
As of December 31, 2023	28	13	18	(6)	53
As of December 31, 2023 (US$)	4	2	2	(1)	7

There was no impairment loss on property, plant and equipment for the years ended December 31, 2021, 2022 and 2023.